Note 10 - Share Capital - Summary of Options Outstanding and Exercisable (Details)	12 Months Ended
	Nov. 30, 2024 $ / shares	Nov. 30, 2023 $ / shares	Nov. 30, 2022 $ / shares
Statement Line Items [Line Items]
Options Outstanding Number of Options Outstanding	15,481,429	14,945,195	14,003,075
Options Outstanding Weighted Average Exercise Price (in CAD per share)	$ 1.61	$ 1.6	$ 1.61
Options Outstanding Weighted Average Remaining Contractual Life (Year)	3 years 29 days
Options Exercisable Number of Options Exercisable	12,596,062
Options Exercisable Weighted Average Exercise Price (in CAD per share)	$ 1.71
Options Exercisable Weighted Average Remaining Contractual Life (Year)	2 years 8 months 23 days
Share options 1 [member]
Statement Line Items [Line Items]
Options Outstanding Number of Options Outstanding	3,512,500
Options Outstanding Weighted Average Exercise Price (in CAD per share)	$ 1.09
Options Outstanding Weighted Average Remaining Contractual Life (Year)	3 years 11 months 4 days
Options Exercisable Number of Options Exercisable	2,618,750
Options Exercisable Weighted Average Exercise Price (in CAD per share)	$ 1.09
Options Exercisable Weighted Average Remaining Contractual Life (Year)	3 years 11 months 4 days
Share options two [member]
Statement Line Items [Line Items]
Options Outstanding Number of Options Outstanding	3,113,234
Options Outstanding Weighted Average Exercise Price (in CAD per share)	$ 1.22
Options Outstanding Weighted Average Remaining Contractual Life (Year)	4 years 7 months 17 days
Options Exercisable Number of Options Exercisable	1,121,617
Options Exercisable Weighted Average Exercise Price (in CAD per share)	$ 1.26
Options Exercisable Weighted Average Remaining Contractual Life (Year)	4 years 1 month 13 days
Share options three [member]
Statement Line Items [Line Items]
Options Outstanding Number of Options Outstanding	4,083,000
Options Outstanding Weighted Average Exercise Price (in CAD per share)	$ 1.6
Options Outstanding Weighted Average Remaining Contractual Life (Year)	2 years 11 months 23 days
Options Exercisable Number of Options Exercisable	4,083,000
Options Exercisable Weighted Average Exercise Price (in CAD per share)	$ 1.6
Options Exercisable Weighted Average Remaining Contractual Life (Year)	2 years 11 months 23 days
Share options four [member]
Statement Line Items [Line Items]
Options Outstanding Number of Options Outstanding	2,657,695
Options Outstanding Weighted Average Exercise Price (in CAD per share)	$ 1.83
Options Outstanding Weighted Average Remaining Contractual Life (Year)	1 year 11 months 12 days
Options Exercisable Number of Options Exercisable	2,657,695
Options Exercisable Weighted Average Exercise Price (in CAD per share)	$ 1.83
Options Exercisable Weighted Average Remaining Contractual Life (Year)	1 year 11 months 12 days
Share options five [member]
Statement Line Items [Line Items]
Options Outstanding Number of Options Outstanding	2,115,000
Options Outstanding Weighted Average Exercise Price (in CAD per share)	$ 2.77
Options Outstanding Weighted Average Remaining Contractual Life (Year)	1 year 3 days
Options Exercisable Number of Options Exercisable	2,115,000
Options Exercisable Weighted Average Exercise Price (in CAD per share)	$ 2.77
Options Exercisable Weighted Average Remaining Contractual Life (Year)	1 year 3 days
Bottom of range [member] | Share options 1 [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	$ 1.05
Bottom of range [member] | Share options two [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	1.1
Bottom of range [member] | Share options three [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	1.6
Bottom of range [member] | Share options four [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	1.83
Bottom of range [member] | Share options five [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	2.01
Top of range [member] | Share options 1 [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	1.09
Top of range [member] | Share options two [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	1.59
Top of range [member] | Share options three [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	1.82
Top of range [member] | Share options four [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	2
Top of range [member] | Share options five [member]
Statement Line Items [Line Items]
Exercise Prices (in CAD per share)	$ 3.38